Quarterly Holdings Report
for
Fidelity® Low-Priced Stock Fund
April 30, 2023
LPS-NPRT3-0623
1.800342.119
Common Stocks - 97.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.3%
Entertainment - 0.5%
GungHo Online Entertainment, Inc.	497,188	9,546
International Games Systems Co. Ltd.	2,603,706	45,440
Warner Bros Discovery, Inc. (a)	6,337,694	86,256
		141,242
Interactive Media & Services - 0.3%
Cars.com, Inc. (b)	2,909,023	56,930
Connectwave Co. Ltd. (b)	75,100	839
Infocom Corp.	49,807	828
New Work SE	1,988	361
Ziff Davis, Inc. (b)	24,846	1,817
ZIGExN Co. Ltd.	3,480,159	12,941
		73,716
Media - 0.5%
Cl Holdings, Inc.	29,839	199
Comcast Corp. Class A	1,920,833	79,465
DMS, Inc.	198,205	2,114
Gray Television, Inc.	149,205	1,150
Intage Holdings, Inc.	845,696	9,849
Nexstar Broadcasting Group, Inc. Class A	14,431	2,503
Pico Far East Holdings Ltd.	22,401,595	3,777
RKB Mainichi Broadcasting Corp.	35,263	1,511
Saga Communications, Inc. Class A	453,385	10,088
Thryv Holdings, Inc. (b)	447,900	10,060
TOW Co. Ltd. (c)	3,081,498	7,535
Trenders, Inc.	149,245	1,483
TVA Group, Inc. Class B (non-vtg.) (b)	2,965,447	4,334
		134,068
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	98,098	2,192
TOTAL COMMUNICATION SERVICES		351,218
CONSUMER DISCRETIONARY - 19.0%
Automobile Components - 1.1%
Adient PLC (b)	236,751	8,746
Akwel	11,464	171
ASTI Corp. (c)	272,960	6,879
Cie Automotive SA	1,172,868	35,308
Compagnie Plastic Omnium SA	468,819	8,281
DaikyoNishikawa Corp.	497,175	2,489
G-Tekt Corp.	1,411,030	15,458
Gentex Corp.	597,050	16,473
GUD Holdings Ltd.	99,063	632
Hi-Lex Corp.	1,292,905	11,646
IJTT Co. Ltd.	16,243	63
LCI Industries	100	11
Lear Corp.	384,568	49,094
Linamar Corp.	945,093	44,923
Motonic Corp. (c)	2,066,285	13,636
Murakami Corp. (c)	845,519	17,481
Nippon Seiki Co. Ltd.	2,038,432	12,973
Patrick Industries, Inc.	129,483	8,886
PT Selamat Sempurna Tbk	47,481,400	5,035
Sewon Precision Industries Co. Ltd. (c)	500,000	2,798
SJM Co. Ltd. (c)	1,269,605	3,264
SJM Holdings Co. Ltd.	500,470	1,245
SNT Holdings Co. Ltd. (c)	885,108	10,363
Strattec Security Corp. (b)	199,411	3,869
TBK Co. Ltd.	593,816	1,200
Topre Corp.	324,479	3,288
TPR Co. Ltd.	363,298	3,748
Yachiyo Industry Co. Ltd. (a)	895,380	8,077
Yutaka Giken Co. Ltd. (c)	1,194,727	15,858
		311,895
Automobiles - 0.2%
Harley-Davidson, Inc.	1,240,093	46,007
Isuzu Motors Ltd.	99,216	1,172
Kabe Husvagnar AB (B Shares)	245,237	4,866
		52,045
Broadline Retail - 3.2%
ASKUL Corp.	1,281,280	17,075
Aucfan Co. Ltd. (b)	24,887	95
B&M European Value Retail SA	11,117,724	67,025
Belluna Co. Ltd. (c)	6,115,111	33,551
Big Lots, Inc. (a)(c)	1,740,118	15,644
Europris ASA (d)	2,594,452	18,563
Gwangju Shinsegae Co. Ltd.	134,915	3,329
Lifestyle China Group Ltd. (b)	10,566,862	1,555
Max Stock Ltd.	10,587	20
Next PLC (c)	8,299,355	702,996
Pan Pacific International Holdings Ltd.	19,887	372
Ryohin Keikaku Co. Ltd.	99,814	1,050
Vipshop Holdings Ltd. ADR (b)	995,240	15,625
		876,900
Distributors - 0.3%
Arata Corp.	594,092	19,317
Central Automotive Products Ltd.	304,261	6,469
LKQ Corp.	81,219	4,689
PALTAC Corp.	1,074,537	41,227
SPK Corp.	517,063	6,652
		78,354
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. (b)	93,059	3,775
Clip Corp. (c)	235,236	1,378
Cross-Harbour Holdings Ltd.	2,367,791	3,014
Frontdoor, Inc. (b)	397,916	10,887
H&R Block, Inc.	1,091,908	37,027
JP-Holdings, Inc.	175,448	403
Kukbo Design Co. Ltd.	162,889	2,086
Step Co. Ltd. (c)	1,144,428	15,617
		74,187
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	3,082,434	33,274
Brinker International, Inc. (b)	99,956	3,990
Ibersol SGPS SA	1,191,400	8,848
J.D. Wetherspoon PLC (b)	1,016,964	9,113
Kindred Group PLC (depository receipt)	1,044,431	12,812
Ride On Express Holdings Co. Lt	40,070	318
Ruth's Hospitality Group, Inc.	224,084	3,621
		71,976
Household Durables - 3.9%
Ace Bed Co. Ltd.	45,226	1,087
Barratt Developments PLC	26,721,203	167,909
Bellway PLC	3,531,675	107,055
Chervon Holdings Ltd.	99,432	506
Coway Co. Ltd.	35,000	1,286
Cuckoo Holdings Co. Ltd.	508,128	5,862
D.R. Horton, Inc.	894,244	98,206
Emak SpA	3,180,521	4,009
First Juken Co. Ltd. (a)(c)	1,343,447	11,183
FJ Next Co. Ltd.	1,193,680	9,072
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	14,705,837	83,779
Hamilton Beach Brands Holding Co. Class A	332,606	3,329
Helen of Troy Ltd. (b)	985,516	98,887
Mohawk Industries, Inc. (a)(b)	1,491,863	157,988
Open House Group Co. Ltd.	546,933	21,862
Portmeirion Group PLC	59,145	349
Pressance Corp.	2,518,787	36,375
Sanei Architecture Planning Co. Ltd. (c)	1,673,928	18,036
Taylor Morrison Home Corp. (b)	2,029,977	87,472
Tempur Sealy International, Inc.	1,817,904	68,117
Token Corp.	238,830	13,893
Toll Brothers, Inc. (a)	78,417	5,012
TopBuild Corp. (b)	22,182	5,002
Vistry Group PLC	8,840,723	86,940
ZAGG, Inc. rights (b)(e)	448,847	0
		1,093,216
Leisure Products - 0.0%
Miroku Corp.	67,435	753
Specialty Retail - 8.0%
Academy Sports & Outdoors, Inc.	102,969	6,541
Arcland Sakamoto Co. Ltd.	162,537	1,841
AutoZone, Inc. (b)	367,105	977,714
Best Buy Co., Inc.	919,247	68,502
BMTC Group, Inc. (c)	3,301,425	32,896
Buffalo Co. Ltd.	89,334	721
Dick's Sporting Goods, Inc.	199,469	28,925
Enigmo, Inc.	1,243,200	3,905
Foot Locker, Inc. (a)	3,575,286	150,126
Formosa Optical Technology Co. Ltd.	1,002,000	2,135
Fuji Corp.	516,923	5,003
Goldlion Holdings Ltd.	28,221,116	4,502
Hamee Corp. (a)	622,264	4,494
Handsman Co. Ltd.	418,164	3,499
IA Group Corp. (c)	126,952	3,094
International Housewares Retail Co. Ltd.	4,006,718	1,476
JD Sports Fashion PLC	42,031,441	85,071
Jumbo SA (c)	9,389,647	216,241
Kid ASA (d)	51,610	427
Ku Holdings Co. Ltd.	1,425,905	14,969
Leon's Furniture Ltd.	308,319	4,403
Maisons du Monde SA (d)	146,772	1,545
Mr. Bricolage SA (b)	825,727	7,461
Nafco Co. Ltd. (c)	1,861,532	25,425
Nextage Co. Ltd. (a)	323,900	5,876
Nitori Holdings Co. Ltd.	56,642	7,213
Papyless Co. Ltd.	99,394	786
Pets At Home Group PLC	1,929,157	9,349
Ross Stores, Inc.	3,751,014	400,346
Sally Beauty Holdings, Inc. (b)(c)	8,232,051	117,142
Syuppin Co. Ltd. (a)	298,761	1,941
WH Smith PLC	767,219	15,177
Williams-Sonoma, Inc.	28,524	3,453
		2,212,199
Textiles, Apparel & Luxury Goods - 1.8%
Best Pacific International Holdings Ltd.	34,802,069	4,951
Capri Holdings Ltd. (b)	1,421,482	58,992
Deckers Outdoor Corp. (b)	16,114	7,724
Embry Holdings Ltd. (b)	2,252,095	169
Fossil Group, Inc. (b)	1,690,242	5,679
Gildan Activewear, Inc.	4,574,673	148,972
Handsome Co. Ltd. (c)	1,400,000	26,175
JLM Couture, Inc. (b)(c)(e)	153,838	177
Levi Strauss & Co. Class A (a)	3,186,860	46,082
PVH Corp.	983,531	84,397
Sun Hing Vision Group Holdings Ltd. (c)	18,884,827	2,361
Texwinca Holdings Ltd.	39,762,097	7,100
Victory City International Holdings Ltd. (e)	8,385,171	310
Wolverine World Wide, Inc.	3,821,437	63,971
Youngone Corp.	250,000	8,277
Youngone Holdings Co. Ltd. (c)	868,942	42,107
		507,444
TOTAL CONSUMER DISCRETIONARY		5,278,969
CONSUMER STAPLES - 9.9%
Beverages - 1.7%
A.G. Barr PLC	1,972,536	12,469
Britvic PLC	5,665,347	65,041
Monster Beverage Corp.	6,921,074	387,580
Muhak Co. Ltd.	666,845	2,786
Spritzer Bhd	4,600,400	2,546
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,068,514	3,103
		473,525
Consumer Staples Distribution & Retail - 5.9%
Acomo NV	137,317	3,374
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,779,767	88,827
Belc Co. Ltd. (c)	1,630,074	73,646
BJ's Wholesale Club Holdings, Inc. (b)	116,822	8,922
Corporativo Fragua S.A.B. de CV	269,446	7,172
Cosmos Pharmaceutical Corp.	1,558,816	153,318
Create SD Holdings Co. Ltd. (c)	4,873,077	118,207
Daikokutenbussan Co. Ltd.	294,324	11,783
G-7 Holdings, Inc.	1,243,326	13,110
Genky DrugStores Co. Ltd. (c)	994,366	29,392
Halows Co. Ltd. (c)	1,639,071	38,871
Kusuri No Aoki Holdings Co. Ltd.	656,858	31,519
MARR SpA (b)	113,187	1,771
Metro, Inc. (a)(c)	12,341,065	703,382
North West Co., Inc.	74,762	2,193
Performance Food Group Co. (b)	49,764	3,120
Qol Holdings Co. Ltd. (c)	2,286,979	20,966
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	10,007	569
Sapporo Clinical Laboratory	27,888	263
Sprouts Farmers Market LLC (b)	3,838,519	133,043
Sugi Holdings Co. Ltd.	49,727	2,110
Tsuruha Holdings, Inc.	149,237	9,774
United Natural Foods, Inc. (b)	450,100	12,274
Walgreens Boots Alliance, Inc. (a)	4,029,450	142,038
YAKUODO Holdings Co. Ltd.	155,729	2,847
Yaoko Co. Ltd.	720,894	37,789
		1,650,280
Food Products - 1.9%
Armanino Foods of Distinction	198,918	812
Axyz Co. Ltd.	21,649	484
Carr's Group PLC (c)	5,776,141	9,219
Food Empire Holdings Ltd. (c)	30,457,825	23,099
Fresh Del Monte Produce, Inc. (c)	3,338,358	95,844
Inghams Group Ltd.	696,256	1,300
Ingredion, Inc.	265,427	28,180
Kaveri Seed Co. Ltd.	500,714	3,262
Kri Kri Milk Industry SA	98,169	714
Lassonde Industries, Inc. Class A (sub. vtg.)	15,417	1,104
Origin Enterprises PLC (c)	8,272,900	36,053
Ottogi Corp.	165,008	57,011
Pacific Andes International Holdings Ltd. (b)(e)	106,294,500	0
Pacific Andes Resources Development Ltd. (b)(e)	207,064,007	2
Pickles Holdings Co. Ltd.	354,662	3,071
Prima Meat Packers Ltd.	745,927	12,632
Rocky Mountain Chocolate Factory, Inc. (b)(c)	450,820	2,425
S Foods, Inc.	800,511	17,810
Seaboard Corp.	40,320	158,904
Sunjin Co. Ltd. (c)	2,300,055	14,221
Sunjuice Holdings Co. Ltd.	240,000	2,408
Thai President Foods PCL (For. Reg.)	338,114	1,970
Tyson Foods, Inc. Class A	894,255	55,882
		526,407
Household Products - 0.0%
Transaction Co. Ltd.	396,811	5,018
Personal Care Products - 0.3%
Hengan International Group Co. Ltd.	8,800,958	39,309
Sarantis SA (c)	3,958,183	31,316
TCI Co. Ltd.	400,000	2,701
		73,326
Tobacco - 0.1%
KT&G Corp.	134,000	8,590
Scandinavian Tobacco Group A/S (d)	696,357	13,568
		22,158
TOTAL CONSUMER STAPLES		2,750,714
ENERGY - 10.1%
Energy Equipment & Services - 0.5%
Championx Corp.	245,940	6,660
Helix Energy Solutions Group, Inc. (a)(b)	647,088	4,691
John Wood Group PLC (b)	12,175,179	34,489
KS Energy Services Ltd. (b)(e)	12,911,018	126
Liberty Oilfield Services, Inc. Class A	4,889,370	62,633
Oil States International, Inc. (b)	2,496,367	17,574
PHX Energy Services Corp.	1,193,591	5,955
Total Energy Services, Inc.	1,771,632	10,474
		142,602
Oil, Gas & Consumable Fuels - 9.6%
Adams Resources & Energy, Inc. (c)	151,796	5,783
Antero Resources Corp. (b)	6,080,137	139,782
APA Corp.	9,898	365
Baytex Energy Corp. (a)(b)	596,696	2,246
Beach Energy Ltd.	8,949,041	8,808
Berry Corp. (c)	4,436,643	33,896
Birchcliff Energy Ltd. (a)	100,206	607
Bonterra Energy Corp. (b)	576,889	2,840
Callon Petroleum Co. (b)	1,392,194	46,137
Cenovus Energy, Inc. (Canada)	10,618,434	178,221
China Petroleum & Chemical Corp. (H Shares)	97,997,682	64,229
Chord Energy Corp. (c)	1,508,103	214,648
Chord Energy Corp.:
warrants 9/1/24 (b)	328,747	6,443
warrants 9/1/25 (b)	164,423	2,425
Civitas Resources, Inc. (a)(c)	2,888,711	199,465
CNX Resources Corp. (a)(b)	1,590,936	24,707
Denbury, Inc. (b)	137,772	12,865
Diamondback Energy, Inc.	491,739	69,925
Energy Transfer LP	705,966	9,093
Enterprise Products Partners LP	1,620,026	42,623
Exxon Mobil Corp.	42,970	5,085
Hankook Shell Oil Co. Ltd.	40,000	6,898
HF Sinclair Corp.	1,531,017	67,533
INPEX Corp.	99,393	1,088
Iwatani Corp.	98,130	4,646
Marathon Oil Corp.	7,521,616	181,722
Mi Chang Oil Industrial Co. Ltd. (c)	173,900	8,468
Murphy Oil Corp.	3,012,796	110,600
NACCO Industries, Inc. Class A	393,340	14,207
Northern Oil & Gas, Inc.	398,092	13,205
Oil & Natural Gas Corp. Ltd.	43,622,493	85,165
Oil India Ltd.	19,184,751	60,037
Ovintiv, Inc.	6,701,506	241,790
PDC Energy, Inc.	275,953	17,951
Petronet LNG Ltd.	14,000,000	40,705
Peyto Exploration & Development Corp. (a)(c)	9,446,152	86,036
Range Resources Corp.	6,128,810	162,107
SilverBow Resources, Inc. (a)(b)	720,618	17,187
Southwestern Energy Co. (a)(b)	13,223,330	68,629
Star Petroleum Refining PCL (For. Reg.)	7,459,806	2,130
TotalEnergies SE sponsored ADR (a)	6,020,570	384,895
Unit Corp. warrants 9/3/27 (b)	192,922	743
Vital Energy, Inc. (a)(b)	44,720	2,081
		2,648,016
TOTAL ENERGY		2,790,618
FINANCIALS - 10.2%
Banks - 2.9%
ACNB Corp.	375,674	11,394
Arrow Financial Corp.	46,527	1,005
Associated Banc-Corp.	2,018,377	35,988
Bank7 Corp.	67,636	1,622
Bar Harbor Bankshares	669,081	16,593
C & F Financial Corp.	29,401	1,566
Cadence Bank	1,094,423	22,129
Camden National Corp.	338,663	10,820
Cathay General Bancorp	535,257	17,059
Central Pacific Financial Corp.	130,669	2,075
Central Valley Community Bancorp	108,532	1,585
Citizens Financial Services, Inc. (a)	19,879	1,721
Community Trust Bancorp, Inc.	67,757	2,440
Dimeco, Inc.	34,783	1,430
East West Bancorp, Inc.	512,332	26,482
Financial Institutions, Inc.	446,267	7,801
First Bancorp, Puerto Rico	270,836	3,182
First Foundation, Inc.	25,281	159
First of Long Island Corp. (c)	1,232,454	14,420
Five Star Bancorp	199,568	4,243
FNB Corp., Pennsylvania	355,076	4,076
Hanmi Financial Corp.	590,557	9,543
Hingham Institution for Savings (a)	10,792	2,100
Intercorp Financial Services, Inc.	623,821	13,955
LCNB Corp. (a)	94,448	1,445
Meridian Corp.	198,886	1,860
Oak Valley Bancorp Oakdale California	101,261	2,612
OFG Bancorp	104,406	2,670
Plumas Bancorp	198,921	7,621
Preferred Bank, Los Angeles	33,000	1,587
Princeton Bancorp, Inc.	17,824	511
QCR Holdings, Inc.	64,293	2,662
Southern Missouri Bancorp, Inc.	124,323	4,510
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,129,035	13,211
Sparebanken Nord-Norge	1,959,145	17,740
Synovus Financial Corp.	2,332,308	71,835
The First Bancorp, Inc.	173,119	4,276
Trico Bancshares	27	1
U.S. Bancorp	99,432	3,409
United Community Bank, Inc.	933,588	23,246
Unity Bancorp, Inc.	109,397	2,533
Washington Trust Bancorp, Inc.	666,157	18,726
Webster Financial Corp.	648,694	24,196
Wells Fargo & Co.	9,379,268	372,826
West Bancorp., Inc.	631,464	10,880
		801,745
Capital Markets - 1.4%
Azimut Holding SpA	117,715	2,625
Banca Generali SpA	43,796	1,452
Bank of New York Mellon Corp.	71,678	3,053
CI Financial Corp.	4,077,150	40,144
Federated Hermes, Inc.	2,276,164	94,210
Lazard Ltd. Class A	2,692,207	84,266
LPL Financial	62,562	13,065
PJT Partners, Inc.	6,097	419
Raymond James Financial, Inc.	1,185,474	107,321
SEI Investments Co. (a)	33,635	1,981
T. Rowe Price Group, Inc.	10,040	1,128
Van Lanschot Kempen NV (Bearer)	1,019,078	30,937
		380,601
Consumer Finance - 1.0%
Aeon Credit Service (Asia) Co. Ltd.	14,065,879	9,506
Cash Converters International Ltd.	5,540,218	859
Discover Financial Services	2,198,966	227,527
OneMain Holdings, Inc.	653,463	25,073
		262,965
Financial Services - 1.0%
ASAX Co. Ltd.	109,257	497
Cielo SA	120,100	131
Enact Holdings, Inc.	2,582,500	62,342
Essent Group Ltd.	810,393	34,417
Far East Horizon Ltd.	994,298	894
Far East Horizon Ltd. rights (b)	8,355	0
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	4,905	554
Class C (non-vtg.)	169,087	22,538
FleetCor Technologies, Inc. (b)	400,122	85,594
Fuyo General Lease Co. Ltd.	129,355	9,467
Jackson Financial, Inc.	39,436	1,420
Nice Information & Telecom, Inc.	433,187	7,792
The Western Union Co.	119,433	1,305
Tokyo Century Corp.	149,878	5,156
Walker & Dunlop, Inc.	9,998	673
Zenkoku Hosho Co. Ltd.	1,545,625	56,808
		289,588
Insurance - 3.9%
AFLAC, Inc.	1,212,919	84,722
ASR Nederland NV	1,889,875	82,965
Chubb Ltd.	16,152	3,256
Db Insurance Co. Ltd.	1,642,977	103,321
Direct Line Insurance Group PLC	32,222,929	69,512
Employers Holdings, Inc.	596,878	23,630
First American Financial Corp.	540,736	31,152
Hartford Financial Services Group, Inc.	84,098	5,970
Hiscox Ltd.	298,352	4,432
Hyundai Fire & Marine Insurance Co. Ltd.	650,004	18,268
National Western Life Group, Inc.	100,977	25,747
NN Group NV	597,242	22,224
Old Republic International Corp.	130,395	3,295
Primerica, Inc.	327,018	59,684
Qualitas Controladora S.A.B. de CV	826,371	5,463
Reinsurance Group of America, Inc.	2,046,432	291,248
Selective Insurance Group, Inc.	25,877	2,493
The Travelers Companies, Inc.	20,404	3,696
Unum Group	5,727,198	241,688
		1,082,766
TOTAL FINANCIALS		2,817,665
HEALTH CARE - 14.7%
Biotechnology - 1.1%
Amgen, Inc.	813,950	195,136
Cell Biotech Co. Ltd. (c)	518,100	5,205
Essex Bio-Technology Ltd.	11,927,675	5,555
Exelixis, Inc. (b)	144,315	2,641
Gilead Sciences, Inc.	519,872	42,739
Regeneron Pharmaceuticals, Inc. (b)	66,327	53,180
		304,456
Health Care Equipment & Supplies - 0.9%
Arts Optical International Holdings Ltd.	11,377,642	1,196
Embecta Corp. (a)(c)	3,431,101	95,213
Fukuda Denshi Co. Ltd.	1,528,402	46,976
Hoshi Iryo-Sanki Co. Ltd. (c)	203,934	5,838
I-Sens, Inc.	650,000	8,325
InBody Co. Ltd. (c)	741,922	15,427
Medikit Co. Ltd.	55,859	969
Nakanishi, Inc.	393,502	7,455
Prim SA (c)	1,353,116	15,581
ResMed, Inc.	21,866	5,269
St. Shine Optical Co. Ltd. (c)	3,175,800	25,787
Techno Medica Co. Ltd.	37,392	493
Utah Medical Products, Inc. (c)	214,782	20,370
Value Added Technology Co. Ltd.	436,553	12,613
Vieworks Co. Ltd.	394,258	10,110
		271,622
Health Care Providers & Services - 11.0%
Centene Corp. (b)	1,406,605	96,957
Ci Medical Co. Ltd.	98,678	3,571
Cigna Group	774,458	196,162
DVx, Inc. (c)	617,439	4,522
Elevance Health, Inc.	1,366,668	640,489
HCA Holdings, Inc.	9,447	2,714
Henry Schein, Inc. (b)	27,255	2,202
Hi-Clearance, Inc.	1,660,459	7,808
Humana, Inc.	280,414	148,757
Laboratory Corp. of America Holdings	354,148	80,289
Quest Diagnostics, Inc.	326,338	45,299
Select Medical Holdings Corp. (a)	198,811	6,064
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	9,939	20
Ship Healthcare Holdings, Inc.	68,995	1,217
Sinopharm Group Co. Ltd. (H Shares)	41,464,703	146,880
UnitedHealth Group, Inc.	2,289,827	1,126,808
Universal Health Services, Inc. Class B	3,472,380	522,072
WIN-Partners Co. Ltd. (c)	2,336,555	17,597
		3,049,428
Health Care Technology - 0.0%
Software Service, Inc.	49,696	3,185
Life Sciences Tools & Services - 0.3%
ICON PLC (b)	416,857	80,324
Pharmaceuticals - 1.4%
Bliss Gvs Pharma Ltd.	1,989,000	1,869
China Medical System Holdings Ltd.	9,943,719	16,508
Consun Pharmaceutical Group Ltd.	3,977,634	2,586
Daewon Pharmaceutical Co. Ltd. (c)	2,142,922	23,714
Dai Han Pharmaceutical Co. Ltd.	297,037	6,219
Daito Pharmaceutical Co. Ltd. (c)	1,023,716	19,054
Dawnrays Pharmaceutical Holdings Ltd.	64,631,588	11,099
DongKook Pharmaceutical Co. Ltd. (c)	3,150,000	35,604
Faes Farma SA	2,941,618	10,372
Faes Farma SA rights	2,944,781	399
FDC Ltd. (b)	1,943,366	7,028
Fuji Pharma Co. Ltd.	622,420	5,655
Genomma Lab Internacional SA de CV	2,476,779	2,058
Granules India Ltd.	145,164	535
Huons Co. Ltd. (c)	853,834	20,997
Hypera SA	419,700	3,134
Jazz Pharmaceuticals PLC (b)	10,903	1,532
Kaken Pharmaceutical Co. Ltd.	34,389	947
Korea United Pharm, Inc.	40,010	645
Kwang Dong Pharmaceutical Co. Ltd. (c)	4,164,491	17,990
Lee's Pharmaceutical Holdings Ltd.	21,440,110	4,099
Luye Pharma Group Ltd. (b)(d)	988,744	486
Nippon Chemiphar Co. Ltd.	81,916	1,083
Recordati SpA	624,599	28,720
Samjin Pharmaceutical Co. Ltd.	1,600	27
Sanofi SA	1,237,267	133,338
Syngen Biotech Co. Ltd.	357,700	2,225
Towa Pharmaceutical Co. Ltd.	318,249	4,542
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	21,176
		383,641
TOTAL HEALTH CARE		4,092,656
INDUSTRIALS - 12.8%
Aerospace & Defense - 0.2%
BWX Technologies, Inc.	10,041	648
Cadre Holdings, Inc.	86,085	1,813
Huntington Ingalls Industries, Inc.	140,842	28,402
Leonardo DRS, Inc. (b)	433,534	6,525
Rheinmetall AG	27,314	7,991
V2X, Inc. (b)	400,288	17,292
		62,671
Air Freight & Logistics - 0.3%
AIT Corp.	161,560	1,899
Compania de Distribucion Integral Logista Holdings SA	4,935	134
Hamakyorex Co. Ltd. (c)	1,240,137	31,732
SENKO Co. Ltd.	497,437	3,555
Sinotrans Ltd. (H Shares)	29,829,879	10,322
Trancom Co. Ltd. (c)	820,531	41,183
		88,825
Building Products - 0.7%
Builders FirstSource, Inc. (b)	765,141	72,512
Hayward Holdings, Inc. (a)(b)	5,594,873	67,362
Kondotec, Inc. (c)	1,593,925	11,968
Masonite International Corp. (b)	15,787	1,443
Nihon Dengi Co. Ltd.	308,287	8,007
Nihon Flush Co. Ltd.	1,243,359	9,453
Owens Corning	35,828	3,827
Sekisui Jushi Corp.	129,958	2,087
		176,659
Commercial Services & Supplies - 0.8%
Aeon Delight Co. Ltd.	81,636	1,809
AJIS Co. Ltd. (c)	856,546	14,630
Asia File Corp. Bhd	4,500,000	1,776
Calian Group Ltd.	73,868	3,424
Civeo Corp. (b)(c)	770,955	14,841
CoreCivic, Inc. (b)	4,276,012	37,586
CTS Co. Ltd.	4,896	28
Fursys, Inc. (c)	900,000	19,422
Lion Rock Group Ltd.	18,444,727	2,823
Mears Group PLC	997,148	2,776
Mitie Group PLC	39,945,207	46,185
NICE Total Cash Management Co., Ltd.	1,025,000	3,909
Pilot Corp.	4,972	166
Prosegur Compania de Seguridad SA (Reg.)	298,232	572
S1 Corp.	10,000	437
Sunny Friend Environmental Technology Co. Ltd.	100,000	516
The GEO Group, Inc. (b)	1,932,881	14,555
VSE Corp. (c)	1,158,777	49,005
		214,460
Construction & Engineering - 1.1%
Argan, Inc. (a)	93,392	3,757
Boustead Singapore Ltd.	5,767,248	3,482
Br Holding Corp.	61,200	170
Dai-Dan Co. Ltd.	99,494	1,799
Daiichi Kensetsu Corp.	994,427	10,323
EMCOR Group, Inc.	977,802	167,204
Fuji Furukawa Engineering & Construction Co. Ltd.	15,091	407
Geumhwa PSC Co. Ltd. (c)	360,000	8,043
Kyeryong Construction Industrial Co. Ltd. (c)	675,000	8,658
Meisei Industrial Co. Ltd.	1,143,509	7,891
Mirait One Corp.	384,093	4,771
Nippon Rietec Co. Ltd.	994,810	9,340
Primoris Services Corp.	1,342,371	33,962
Raiznext Corp. (c)	3,132,201	33,539
Seikitokyu Kogyo Co. Ltd.	242,242	1,669
Shinnihon Corp.	1,740,918	13,534
Sinopec Engineering Group Co. Ltd. (H Shares)	98,682	51
Totetsu Kogyo Co. Ltd.	147,192	2,941
United Integrated Services Co.	300,800	2,124
		313,665
Electrical Equipment - 1.1%
Acuity Brands, Inc.	526,592	82,875
Aichi Electric Co. Ltd. (c)	598,335	15,156
AQ Group AB	756,405	30,168
Atkore, Inc. (b)	66,672	8,423
Chiyoda Integre Co. Ltd.	269,627	4,615
Generac Holdings, Inc. (b)	9,809	1,003
GrafTech International Ltd. (a)(c)	17,151,912	80,786
Hammond Power Solutions, Inc. Class A	433,873	12,726
Korea Electric Terminal Co. Ltd.	437,401	20,083
Sensata Technologies, Inc. PLC	298,211	12,957
Servotronics, Inc. (b)	109,323	1,324
TKH Group NV (bearer) (depositary receipt) (a)	623,821	30,121
Vitzrocell Co. Ltd.	140,000	1,862
		302,099
Ground Transportation - 0.6%
Alps Logistics Co. Ltd. (c)	2,286,350	21,837
Chilled & Frozen Logistics Holdings Co. Ltd.	787,958	7,679
Daqin Railway Co. Ltd. (A Shares)	31,000,000	34,565
NANSO Transport Co. Ltd.	116,390	1,134
Sakai Moving Service Co. Ltd. (c)	1,108,697	39,058
Stef SA	190,115	22,038
Universal Logistics Holdings, Inc.	1,236,461	31,653
		157,964
Industrial Conglomerates - 0.4%
DCC PLC (United Kingdom)	1,529,637	95,042
Mytilineos SA	596,739	17,293
Nolato AB (B Shares)	124,366	689
Reunert Ltd.	1,030,036	3,318
		116,342
Machinery - 2.8%
Aalberts Industries NV	5,228,285	240,697
Allison Transmission Holdings, Inc.	328,504	16,028
ASL Marine Holdings Ltd. (b)(c)	41,898,484	1,655
Beijer Alma AB (B Shares)	1,449,929	32,943
Crane Co.	1,411,724	101,743
Crane Nxt Co.	1,411,724	66,859
Daiwa Industries Ltd.	846,026	8,936
ESAB Corp.	348,093	20,315
Estic Corp.	372,955	2,511
Foremost Income Fund (b)	2,141,103	9,245
Haitian International Holdings Ltd.	6,662,123	17,310
Hillenbrand, Inc.	1,539,209	70,219
Hosokawa Micron Corp.	109,432	2,371
Hurco Companies, Inc.	89,031	1,997
Hy-Lok Corp.	102,000	1,629
Hyster-Yale Materials Handling, Inc.:
Class A (c)	198,699	10,463
Class B (b)(c)	310,000	16,325
JOST Werke AG (d)	75,092	4,145
Kyowakogyosyo Co. Ltd.	41,494	1,300
Luxfer Holdings PLC sponsored	166,722	2,543
Maruzen Co. Ltd. (c)	1,523,470	23,810
Miller Industries, Inc.	287,691	9,379
Mincon Group PLC	2,071,847	2,214
Mitsui Engineering & Shipbuilding Co. (b)	2,983,782	11,464
Nadex Co. Ltd. (c)	763,668	5,669
Nippon Dry-Chemical Co. Ltd.	83,602	1,147
Oshkosh Corp.	24,780	1,896
Park-Ohio Holdings Corp. (a)(c)	653,577	8,477
Proto Labs, Inc. (b)	134,761	3,877
Semperit AG Holding (a)	367,938	9,670
Shinwa Co. Ltd.	87,275	1,371
SIMPAC, Inc.	1,183,000	4,923
Stabilus Se	24,609	1,605
Takamatsu Machinery Co. Ltd.	348,364	1,485
Takeuchi Manufacturing Co. Ltd.	447,488	12,281
TK Group Holdings Ltd.	7,990,938	1,731
Tocalo Co. Ltd.	2,940,707	27,617
Trinity Industrial Corp.	812,514	4,304
Yamada Corp.	54,767	1,185
		763,339
Marine Transportation - 0.0%
Eagle Bulk Shipping, Inc. (a)	102,591	4,588
Japan Transcity Corp.	101,802	508
Tokyo Kisen Co. Ltd. (c)	545,796	2,281
		7,377
Passenger Airlines - 0.1%
Jet2 PLC	1,472,879	22,694
Professional Services - 2.4%
ABIST Co. Ltd.	72,728	1,617
Altech Corp.	333,930	6,306
Artner Co. Ltd.	245,643	2,432
ASGN, Inc. (b)	53,206	3,809
Barrett Business Services, Inc.	63,362	5,298
CACI International, Inc. Class A (b)	327,118	102,493
Career Design Center Co. Ltd.	308,250	4,686
Careerlink Co. Ltd.	49,005	797
Concentrix Corp.	2,241,457	216,323
Creek & River Co. Ltd.	9,982	156
Dip Corp.	49,922	1,232
E-Credible Co. Ltd.	250,349	3,010
eClerx Services Ltd.	136,406	2,269
en japan, Inc.	248,643	4,463
FTI Consulting, Inc. (b)	1,979	357
Gakujo Co. Ltd.	273,924	3,260
Genpact Ltd.	2,641,189	117,665
Hito Communications Holdings, Inc.	180,355	2,103
HRnetgroup Ltd.	1,554,662	875
IFIS Japan Ltd.	176,486	798
JAC Recruitment Co. Ltd.	99,424	1,858
KBR, Inc.	32,844	1,863
Kelly Services, Inc. Class A (non-vtg.)	43,751	718
Maximus, Inc.	741,255	62,006
McMillan Shakespeare Ltd.	1,392,378	14,223
Open Up Group, Inc.	98,097	1,453
Outsourcing, Inc.	348,081	3,546
Persol Holdings Co. Ltd.	156,726	3,232
Quick Co. Ltd. (c)	1,046,978	13,775
Robert Half International, Inc.	9,939	726
SaraminHR Co. Ltd.	75,000	1,281
Science Applications International Corp.	156,123	15,929
SS&C Technologies Holdings, Inc.	4,972	291
Synergie SA	132,516	4,819
Verra Mobility Corp. (a)(b)	920,381	15,600
WDB Holdings Co. Ltd.	656,753	9,810
Will Group, Inc.	1,108,517	8,689
World Holdings Co. Ltd. (c)	1,307,751	26,570
		666,338
Trading Companies & Distributors - 2.2%
AddTech AB (B Shares)	25,278	505
Alconix Corp. (c)	2,360,732	24,046
Alligo AB (B Shares)	9,939	111
Beacon Roofing Supply, Inc. (b)	506,419	30,476
Chori Co. Ltd. (c)	1,416,960	26,916
Core & Main, Inc. (b)	42,200	1,100
Ferguson PLC (a)	635,641	89,511
Goodfellow, Inc. (c)	681,758	5,918
Green Cross Co. Ltd. (c)	490,460	3,578
Hanwa Co. Ltd.	100,156	3,101
Itochu Corp.	3,920,409	130,059
Kamei Corp.	1,868,010	21,452
Lumax International Corp. Ltd.	2,201,510	5,136
Mitani Shoji Co. Ltd.	2,794,065	27,517
Narasaki Sangyo Co. Ltd.	78,525	1,058
Otec Corp.	119,504	1,920
Parker Corp. (c)	2,127,907	9,819
Rasa Corp.	161,019	1,751
Richelieu Hardware Ltd.	695,598	20,916
Sanyo Trading Co. Ltd.	131,701	1,252
Senshu Electric Co. Ltd. (c)	1,382,607	31,692
Tanaka Co. Ltd.	35,442	164
Totech Corp. (c)	895,434	28,230
Univar Solutions, Inc. (b)	3,999,203	141,972
Yamazen Co. Ltd.	129,259	1,003
Yuasa Trading Co. Ltd.	363,518	10,557
		619,760
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	12,353,626	12,586
Daito Koun Co. Ltd.	19,747	100
Isewan Terminal Service Co. Ltd.	1,367,425	7,196
Meiko Transportation Co. Ltd.	811,614	7,224
Qingdao Port International Co. Ltd. (H Shares) (d)	16,407,221	9,606
		36,712
TOTAL INDUSTRIALS		3,548,905
INFORMATION TECHNOLOGY - 12.6%
Electronic Equipment, Instruments & Components - 5.1%
A&D Holon Holdings Co. Ltd.	579,872	5,851
Advanced Energy Industries, Inc.	585,092	50,610
CDW Corp.	739,982	125,494
Climb Global Solutions, Inc. (c)	274,638	12,194
Daido Signal Co. Ltd.	93,699	301
Daiwabo Holdings Co. Ltd.	838,969	15,831
Dexerials Corp.	266,641	5,074
Dustin Group AB (b)(d)	298,594	1,025
Elematec Corp.	2,109,138	26,780
ePlus, Inc. (b)	24,919	1,085
FLEXium Interconnect, Inc.	600,000	1,848
Hagiwara Electric Holdings Co. Ltd.	234,435	5,631
Hon Hai Precision Industry Co. Ltd. (Foxconn)	40,820,012	138,999
IDIS Holdings Co. Ltd. (c)	800,000	7,932
Insight Enterprises, Inc. (b)	689,582	83,405
Jabil, Inc.	1,214,839	94,940
Kingboard Chemical Holdings Ltd. (c)	67,949,732	208,112
Kitron ASA	696,704	2,631
Makus, Inc.	686,027	5,144
Maruwa Ceramic Co. Ltd.	66,660	8,501
Methode Electronics, Inc. Class A	1,597,960	65,500
Nihon Denkei Co. Ltd.	53,992	753
Nippo Ltd. (c)	636,394	3,459
PAX Global Technology Ltd.	44,844,682	36,940
Redington (India) Ltd.	28,000,820	57,952
SAMT Co. Ltd.	100,000	224
Shibaura Electronics Co. Ltd.	372,772	15,675
Simplo Technology Co. Ltd.	6,500,000	65,205
Sunny Optical Technology Group Co. Ltd.	99,484	1,051
TD SYNNEX Corp.	2,287,440	203,674
Test Research, Inc.	150,000	314
Thinking Electronic Industries Co. Ltd.	4,124,000	19,802
Tomen Devices Corp. (c)	422,661	17,497
Tripod Technology Corp.	1,266,000	4,742
Vontier Corp.	1,566,511	42,499
VSTECS Holdings Ltd. (c)	111,855,257	64,260
		1,400,935
IT Services - 3.0%
ALTEN	119,396	20,261
Amdocs Ltd.	2,775,954	253,306
Argo Graphics, Inc.	731,770	20,619
Asahi Intelligence Service Co.	39,050	337
Avant Group Corp.	227,981	2,359
CDS Co. Ltd. (c)	453,664	6,016
Cognizant Technology Solutions Corp. Class A	2,103,926	125,625
CSE Global Ltd. (c)	40,128,536	10,694
Densan System Holdings Co. Ltd.	41,005	807
Dimerco Data System Corp.	994,799	3,237
DTS Corp.	369,104	8,770
E-Guardian, Inc.	108,786	1,758
Econocom Group SA	2,013,957	6,913
Enea AB (b)	8,796	58
EOH Holdings Ltd. (b)	5,767,324	536
Estore Corp.	174,662	1,806
Gabia, Inc. (c)	900,000	7,873
Himacs Ltd.	27,830	291
Indra Sistemas SA (c)	11,385,071	150,543
Information Planning Co.	124,634	2,651
Jfe Systems, Inc.	24,902	478
Know IT AB	373,367	8,647
KPS AG	11,975	38
Metaage Corp.	1,927,000	3,101
Neurones	4,972	208
Pole To Win Holdings, Inc.	260,417	1,756
Proact IT Group AB	4,906	53
Societe Pour L'Informatique Industrielle SA (c)	1,516,469	84,552
Softcat PLC	5,092	86
Softcreate Co. Ltd.	1,177,296	13,805
Sopra Steria Group	353,530	76,353
TDC Soft, Inc.	522,683	5,647
		819,184
Semiconductors & Semiconductor Equipment - 1.8%
ASMPT Ltd.	248,750	1,956
Japan Material Co. Ltd.	98,151	1,472
Machvision, Inc.	209,000	1,258
Melexis NV	98,568	9,379
Micron Technology, Inc.	1,609,455	103,585
MKS Instruments, Inc.	1,203,848	100,967
Novatek Microelectronics Corp.	100,000	1,366
Parade Technologies Ltd.	577,000	17,660
Powertech Technology, Inc.	10,000,000	29,923
Renesas Electronics Corp. (b)	4,238,190	55,234
Skyworks Solutions, Inc.	679,608	71,970
Systems Technology, Inc.	150,100	1,313
Taiwan Semiconductor Manufacturing Co. Ltd.	3,701,000	60,564
Topco Scientific Co. Ltd.	7,600,000	46,196
		502,843
Software - 0.9%
ANSYS, Inc. (b)	459,407	144,217
Check Point Software Technologies Ltd. (b)	5,031	641
Cresco Ltd.	702,354	9,260
Cvent Holding Corp. (b)	84,594	711
Enghouse Systems Ltd.	24,764	682
Focus Systems Corp.	54,532	408
Fukui Computer Holdings, Inc.	198,868	3,947
Hecto Innovation Co. Ltd.	500,074	4,706
InfoVine Co. Ltd.	97,464	2,036
Justsystems Corp.	99,393	2,626
KSK Co., Ltd. (c)	539,971	9,076
NetGem SA	524,684	593
Nsw, Inc.	174,037	2,687
Open Text Corp.	726,184	27,502
Pro-Ship, Inc.	598,637	6,119
System Information Co. Ltd.	203,363	1,159
System Research Co. Ltd.	136,561	2,441
VMware, Inc. Class A (b)	248,503	31,070
		249,881
Technology Hardware, Storage & Peripherals - 1.8%
Chenbro Micom Co. Ltd.	831,000	2,255
Dell Technologies, Inc.	1,761,026	76,587
Elecom Co. Ltd.	547,050	5,191
MCJ Co. Ltd.	2,675,910	18,508
Samsung Electronics Co. Ltd.	1,884,000	92,737
Seagate Technology Holdings PLC (a)	5,057,589	297,235
TSC Auto ID Technology Corp. (c)	2,314,000	17,660
		510,173
TOTAL INFORMATION TECHNOLOGY		3,483,016
MATERIALS - 4.5%
Chemicals - 2.5%
AdvanSix, Inc.	238,071	8,971
Birla Carbon Thailand PCL (For. Reg.)	11,111,663	18,907
C. Uyemura & Co. Ltd.	745,800	35,987
Celanese Corp. Class A	49,795	5,290
CF Industries Holdings, Inc.	64,693	4,631
Chase Corp. (c)	514,293	56,228
Daishin-Chemical Co. Ltd. (c)	248,821	2,203
EcoGreen International Group Ltd. (b)(c)(e)	52,668,581	10,199
Element Solutions, Inc.	125,127	2,271
FMC Corp.	962,384	118,931
Fujikura Kasei Co., Ltd. (c)	1,801,019	5,818
Gujarat Narmada Valley Fertilizers Co.	1,800,000	12,996
Gujarat State Fertilizers & Chemicals Ltd.	14,000,100	27,319
Huntsman Corp.	3,165,226	84,796
Hyundai HCN	2,000,079	4,823
Ingevity Corp. (b)	36,604	2,626
Insecticides (India) Ltd.	60,050	355
Jcu Corp.	348,090	8,219
KPX Chemical Co. Ltd.	163,083	5,759
KPX Holdings Corp.	69,171	2,805
LyondellBasell Industries NV Class A	1,713,637	162,127
Miwon Chemicals Co. Ltd.	45,000	2,177
Miwon Commercial Co. Ltd.	28,100	3,550
Muto Seiko Co. Ltd. (a)	198,841	1,629
Scientex Bhd	100,000	77
SK Kaken Co. Ltd.	59,653	18,968
Soken Chemical & Engineer Co. Ltd. (c)	638,802	8,050
Soulbrain Co. Ltd.	81,000	13,334
T&K Toka Co. Ltd.	1,094,015	9,352
Thai Rayon PCL:
(For. Reg.) (b)	2,608,986	3,575
NVDR	282,124	387
The Mosaic Co.	95,493	4,092
Trinseo PLC	50,184	909
Tronox Holdings PLC	1,323,839	18,123
Valvoline, Inc.	86,335	2,983
Yip's Chemical Holdings Ltd.	26,521,226	12,184
		680,651
Construction Materials - 0.3%
Buzzi Unicem SpA	397,984	9,876
Eagle Materials, Inc.	57,226	8,481
Mitani Sekisan Co. Ltd.	929,719	32,853
RHI Magnesita NV	200,602	5,698
Vertex Corp.	29,994	301
West China Cement Ltd.	4,960,332	615
Wienerberger AG	1,018,766	30,646
		88,470
Containers & Packaging - 0.6%
Chuoh Pack Industry Co. Ltd. (c)	406,769	3,605
Corticeira Amorim SGPS SA	523,404	5,906
Kohsoku Corp. (c)	1,641,060	25,821
Mayr-Melnhof Karton AG	99,811	15,903
Packaging Corp. of America	583,502	78,924
Silgan Holdings, Inc.	262,958	12,953
The Pack Corp. (c)	1,277,775	29,281
		172,393
Metals & Mining - 0.5%
Boliden AB (a)	149,234	5,329
Chubu Steel Plate Co. Ltd.	443,327	6,802
CI Resources Ltd.	428,284	304
CK-SAN-ETSU Co. Ltd.	28,791	911
Cleveland-Cliffs, Inc. (b)	148,800	2,289
Commercial Metals Co.	61,310	2,863
Granges AB	246,801	2,450
Hill & Smith Holdings PLC	500,451	8,654
Mount Gibson Iron Ltd. (b)	28,973,527	9,161
Pacific Metals Co. Ltd.	621,593	8,649
Perenti Ltd. (b)	12,830,822	9,832
Teck Resources Ltd. Class B (sub. vtg.)	497,256	23,163
Tohoku Steel Co. Ltd. (c)	600,257	7,891
Tokyo Tekko Co. Ltd. (c)	739,138	10,072
Warrior Metropolitan Coal, Inc.	1,526,591	52,774
Webco Industries, Inc. (b)	7,285	1,297
		152,441
Paper & Forest Products - 0.6%
Stella-Jones, Inc.	2,264,264	88,609
Sylvamo Corp.	1,391,664	63,766
Western Forest Products, Inc.	1,658,177	1,273
		153,648
TOTAL MATERIALS		1,247,603
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Anabuki Kosan, Inc.	169,415	2,886
Century21 Real Estate Japan Ltd.	36,585	275
Jones Lang LaSalle, Inc. (b)	248,721	34,582
LSL Property Services PLC	1,235,424	4,208
Real Matters, Inc. (b)	2,776,849	10,412
Relo Group, Inc.	195,785	3,044
Savills PLC	1,346,942	16,276
Selvaag Bolig ASA	510,790	1,745
Servcorp Ltd.	912,913	1,926
Tejon Ranch Co. (b)	414,496	7,162
		82,516
UTILITIES - 1.6%
Electric Utilities - 1.4%
PG&E Corp. (b)	22,863,115	391,188
Power Grid Corp. of India Ltd.	50,000	146
Southern Co.	65,434	4,813
		396,147
Gas Utilities - 0.1%
China Resource Gas Group Ltd.	3,977,694	12,555
GAIL India Ltd.	5,000,934	6,580
KyungDong City Gas Co. Ltd.	260,078	4,179
		23,314
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	32,943,659	25,259
Vistra Corp.	194,808	4,648
		29,907
TOTAL UTILITIES		449,368
TOTAL COMMON STOCKS (Cost $16,907,481)		26,893,248

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 12/31/49 (e)(g) (Cost $0)	9,933	0

Money Market Funds - 3.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (h)	679,963,344	680,099
Fidelity Securities Lending Cash Central Fund 4.88% (h)(i)	390,997,550	391,037
TOTAL MONEY MARKET FUNDS (Cost $1,071,105)		1,071,136

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $17,978,586)	27,964,384
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(246,855)
NET ASSETS - 100.0%	27,717,529

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,365,000 or 0.2% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Non-income producing - Security is in default.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	1,282,478	3,449,085	4,051,464	30,353	-	-	680,099	1.7%
Fidelity Securities Lending Cash Central Fund 4.88%	212,670	2,160,025	1,981,658	597	-	-	391,037	1.2%
Total	1,495,148	5,609,110	6,033,122	30,950	-	-	1,071,136

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AJIS Co. Ltd.	13,604	-	88	465	42	1,072	14,630
ASL Marine Holdings Ltd.	1,946	-	40	-	(478)	227	1,655
ASTI Corp.	4,005	-	35	164	20	2,889	6,879
Adams Resources & Energy, Inc.	5,885	-	712	113	86	524	5,783
Aichi Electric Co. Ltd.	11,754	1,374	97	615	60	2,065	15,156
Alconix Corp.	23,458	1	145	802	55	677	24,046
Alps Logistics Co. Ltd.	22,808	-	2,799	678	800	1,028	21,837
Alviva Holdings Ltd.	10,083	-	11	201	1,551	(605)	-
BMTC Group, Inc.	37,129	-	374	412	360	(4,219)	32,896
Belc Co. Ltd.	66,828	955	413	977	330	5,946	73,646
Belluna Co. Ltd.	35,910	44	194	801	98	(2,307)	33,551
Berry Corp.	32,314	5,628	200	6,575	147	(3,993)	33,896
Big Lots, Inc.	35,230	78	134	1,571	(46)	(19,484)	15,644
CDS Co. Ltd.	5,446	869	37	88	5	(267)	6,016
CSE Global Ltd.	13,112	244	63	351	3	(2,602)	10,694
Carr's Group PLC	9,233	75	56	286	11	(44)	9,219
Cell Biotech Co. Ltd.	2,885	2,130	-	153	-	190	5,205
Chase Corp.	45,131	3,388	1,249	490	684	8,274	56,228
Chord Energy Corp.	359,790	668	180,343	20,785	73,290	(38,757)	214,648
Chord Energy Corp. warrants 9/1/24	6,466	-	31	-	(16)	24	-
Chord Energy Corp. warrants 9/1/25	2,829	-	14	-	(3)	(387)	-
Chori Co. Ltd.	10,106	11,072	154	971	59	5,833	26,916
Chuoh Pack Industry Co. Ltd.	3,267	-	21	133	6	353	3,605
Civeo Corp.	25,981	-	2,856	-	(2,317)	(5,967)	14,841
Civitas Resources, Inc.	166,566	5,197	1,116	16,841	930	27,888	199,465
Climb Global Solutions, Inc.	8,855	9	235	142	129	3,436	12,194
Clip Corp.	1,374	-	9	72	1	12	1,378
Codorus Valley Bancorp, Inc.	14,246	-	13,069	-	3,853	(5,030)	-
Create SD Holdings Co. Ltd.	114,519	-	1,616	795	1,122	4,182	118,207
DVx, Inc.	4,838	-	28	126	15	(303)	4,522
Daewon Pharmaceutical Co. Ltd.	29,234	-	-	485	-	(5,520)	23,714
Daiichi Kensetsu Corp.	14,777	-	4,873	304	738	(319)	-
Daishin-Chemical Co. Ltd.	2,014	216	14	54	1	(14)	2,203
Daito Pharmaceutical Co. Ltd.	19,319	1,063	136	223	(11)	(1,181)	19,054
DongKook Pharmaceutical Co. Ltd.	46,410	134	-	371	-	(10,940)	35,604
EcoGreen International Group Ltd.	12,826	-	63	-	8	(2,572)	10,199
Elematec Corp.	20,032	-	165	1,059	107	6,806	-
Embecta Corp.	101,535	457	962	1,556	41	(5,858)	95,213
First Juken Co. Ltd.	11,487	-	68	371	9	(245)	11,183
First of Long Island Corp.	23,126	16	690	786	(164)	(7,868)	14,420
Food Empire Holdings Ltd.	13,383	-	1,992	-	(315)	12,023	23,099
Foot Locker, Inc.	178,733	6,000	113,558	6,034	6,169	72,782	-
Fossil Group, Inc.	24,084	-	9,691	-	(8,411)	(303)	-
Fresh Del Monte Produce, Inc.	134,051	453	35,092	1,926	4,114	(7,682)	95,844
Fujikura Kasei Co., Ltd.	9,508	-	2,363	210	(3,842)	2,515	5,818
Fursys, Inc.	21,867	-	-	648	-	(2,445)	19,422
Gabia, Inc.	8,159	-	-	41	-	(286)	7,873
Genky DrugStores Co. Ltd.	24,366	16	175	89	139	5,046	29,392
Geumhwa PSC Co. Ltd.	8,184	-	-	306	-	(141)	8,043
Goodfellow, Inc.	5,532	-	135	445	6	515	5,918
GrafTech International Ltd.	92,982	29,255	483	461	41	(41,009)	80,786
Green Cross Co. Ltd.	3,600	65	23	99	3	(67)	3,578
Gujarat State Fertilizers & Chemicals Ltd.	49,021	-	19,927	432	6,524	(8,299)	-
Halows Co. Ltd.	38,573	243	232	451	169	118	38,871
Hamakyorex Co. Ltd.	29,044	897	180	727	76	1,895	31,732
Handsome Co. Ltd.	33,441	-	-	689	-	(7,266)	26,175
Hoshi Iryo-Sanki Co. Ltd.	5,819	50	36	80	12	(7)	5,838
Huons Co. Ltd.	24,682	-	-	335	-	(3,685)	20,997
Hyster-Yale Materials Handling, Inc. Class A	6,915	-	50	193	20	3,578	10,463
Hyster-Yale Materials Handling, Inc. Class B	10,723	-	-	300	-	5,602	16,325
IA Group Corp.	3,367	-	19	100	(1)	(253)	3,094
IDIS Holdings Co. Ltd.	8,256	-	-	131	-	(324)	7,932
Ihara Science Corp.	18,026	58	24,228	-	15,922	(9,778)	-
InBody Co. Ltd.	13,194	765	-	143	-	1,468	15,427
Indra Sistemas SA	104,257	-	891	(15)	(411)	47,588	150,543
InfoVine Co. Ltd.	5,702	-	2,322	57	(1)	(1,343)	-
Isewan Terminal Service Co. Ltd.	6,397	625	45	234	25	194	-
JLM Couture, Inc.	279	-	1	-	(4)	(97)	177
Jackson Financial, Inc.	117,186	-	167,687	4,709	38,031	13,890	-
Jumbo SA	146,277	-	1,240	14,744	996	70,208	216,241
KSK Co., Ltd.	8,577	486	57	293	40	30	9,076
Kingboard Chemical Holdings Ltd.	198,672	1,199	1,401	2,637	1,163	8,479	208,112
Kohsoku Corp.	18,948	-	475	498	179	7,169	25,821
Kondotec, Inc.	12,543	-	73	344	56	(558)	11,968
Kwang Dong Pharmaceutical Co. Ltd.	17,440	3,532	-	273	-	(2,982)	17,990
Kyeryong Construction Industrial Co. Ltd.	12,722	-	-	221	-	(4,064)	8,658
Maruzen Co. Ltd.	21,605	-	142	708	97	2,250	23,810
Metro, Inc.	1,190,599	-	495,713	10,579	448,018	(439,522)	703,382
Mi Chang Oil Industrial Co. Ltd.	10,703	-	-	285	-	(2,235)	8,468
Motonic Corp.	13,672	-	-	541	-	(36)	13,636
Muhak Co. Ltd.	10,205	-	4,781	100	(5,789)	3,151	-
Murakami Corp.	14,682	-	103	404	78	2,824	17,481
Murphy Oil Corp.	414,742	964	377,020	6,558	194,609	(122,695)	-
Nadex Co. Ltd.	4,351	-	33	171	15	1,336	5,669
Nafco Co. Ltd.	22,497	22	146	683	24	3,028	25,425
Next PLC	816,407	-	118,256	7,596	70,165	(65,320)	702,996
Nippo Ltd.	3,943	-	279	130	(108)	(97)	3,459
Origin Enterprises PLC	35,186	-	1,807	901	(941)	3,615	36,053
Park-Ohio Holdings Corp.	13,261	41	1,226	280	(2,127)	(1,472)	8,477
Parker Corp.	8,812	-	62	250	33	1,036	9,819
Peyto Exploration & Development Corp.	90,032	14,150	518	4,077	(9)	(17,619)	86,036
Piolax, Inc.	33,332	-	29,227	379	21,987	(26,092)	-
Prim SA	19,177	-	296	273	25	(3,325)	15,581
Qol Holdings Co. Ltd.	24,077	1,366	120	471	39	(4,396)	20,966
Quick Co. Ltd.	7,576	5,482	83	434	16	784	13,775
Raiznext Corp.	28,619	391	203	1,234	59	4,673	33,539
Rocky Mountain Chocolate Factory, Inc.	3,072	-	20	-	1	(628)	2,425
SJM Co. Ltd.	3,603	-	42	85	(55)	(242)	3,264
SNT Holdings Co. Ltd.	10,669	-	-	206	-	(306)	10,363
Sakai Moving Service Co. Ltd.	41,224	203	230	698	168	(2,307)	39,058
Sally Beauty Holdings, Inc.	89,141	16,981	713	-	210	11,523	117,142
Sanei Architecture Planning Co. Ltd.	21,081	-	116	827	46	(2,975)	18,036
Sarantis SA	27,263	810	177	-	115	3,305	31,316
Senshu Electric Co. Ltd.	27,236	-	203	699	161	4,498	31,692
Sewon Precision Industries Co. Ltd.	1,537	-	-	-	-	1,261	2,798
Societe Pour L'Informatique Industrielle SA	72,814	-	1,345	451	1,142	11,941	84,552
Soken Chemical & Engineer Co. Ltd.	9,118	-	64	369	(9)	(995)	8,050
St. Shine Optical Co. Ltd.	27,439	330	-	1,248	-	(1,982)	25,787
Step Co. Ltd.	15,007	124	96	350	67	515	15,617
Strattec Security Corp.	7,770	-	1,734	-	(222)	(1,945)	-
Sun Hing Vision Group Holdings Ltd.	2,683	-	35	73	(74)	(213)	2,361
Sunjin Co. Ltd.	19,085	-	-	151	-	(4,864)	14,221
T&K Toka Co. Ltd.	7,929	-	811	289	59	2,175	-
TOW Co. Ltd.	8,370	-	979	152	296	(152)	7,535
TSC Auto ID Technology Corp.	10,580	2,968	-	-	-	4,112	17,660
The Pack Corp.	26,438	-	2,920	304	48	5,715	29,281
Tohoku Steel Co. Ltd.	7,008	-	48	124	27	904	7,891
Tokyo Kisen Co. Ltd.	2,962	-	811	37	(615)	745	2,281
Tokyo Tekko Co. Ltd.	6,865	72	56	247	14	3,177	10,072
Tomen Devices Corp.	20,630	-	3,370	861	887	(650)	17,497
Totech Corp.	23,243	121	162	871	131	4,897	28,230
Trancom Co. Ltd.	45,626	-	271	686	264	(4,436)	41,183
Unum Group	442,418	-	343,695	10,428	197,946	(54,981)	-
Utah Medical Products, Inc.	19,911	-	299	191	274	484	20,370
VSE Corp.	42,234	7,524	2,953	239	651	1,549	49,005
VSTECS Holdings Ltd.	86,171	-	498	-	322	(21,735)	64,260
WIN-Partners Co. Ltd.	18,125	-	247	794	121	(402)	17,597
Whanin Pharmaceutical Co. Ltd.	23,033	-	-	344	-	(1,857)	21,176
World Holdings Co. Ltd.	21,993	1,735	234	814	(19)	3,095	26,570
Youngone Holdings Co. Ltd.	35,400	-	4,383	1,894	917	10,173	42,107
Yutaka Giken Co. Ltd.	17,184	3	247	566	(206)	(876)	15,858
Total	6,819,208	130,549	1,992,260	157,703	1,071,084	(576,134)	4,833,387

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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